JPMorgan Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.4% (a)
Alabama — 2.0%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (b)	7,250	7,597
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	902
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,000	975
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,530	5,763
Total Alabama		15,237
Alaska — 0.3%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2049	1,250	1,020
Northern Tobacco Securitization Corp., Senior Lien Series 2021A CL1, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,044
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	2,855	352
Total Alaska		2,416
Arizona — 3.5%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2021A, Rev., 4.00%, 11/1/2051	2,810	2,242
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	2,000	1,829
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.25%, 11/1/2048	2,000	2,009
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2037	1,600	1,768
City of Mesa Utility System, Rev., A.G., 5.00%, 7/1/2030	1,625	1,772
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	355
Series 2018A, Rev., 5.00%, 7/1/2037	200	199
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024, GO, 5.00%, 7/1/2035	625	695
Salt River Project Agricultural Improvement and Power District
Series 2023A, Rev., 5.00%, 1/1/2047	4,740	4,854
Series 2023B, Rev., 5.00%, 1/1/2048	1,630	1,675
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2023B, Rev., 5.25%, 1/1/2053	3,350	3,477
Town of Queen Creek Excise Tax, Rev., 5.00%, 8/1/2054	5,250	5,356
Total Arizona		26,231
California — 7.5%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565	2,666
Series 2023G-1, Rev., 5.25%, 4/1/2030 (b)	2,500	2,622
Series 2024H, Rev., 5.00%, 8/1/2033 (b)	2,000	2,127
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	703
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	115
Series 2020A, Rev., 4.00%, 6/1/2034	510	500
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,250	1,134
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	500	504
California Health Facilities Financing Authority, CommonSpirit Health Series 2020A, Rev., 4.00%, 4/1/2049	1,450	1,235
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	827
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (d)	6,000	5,812
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	4,996

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (b)	2,000	1,999
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (d)	1,000	932
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	150
Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	152
Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	154
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,780
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,117
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	2,000	1,830
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	2,000	1,159
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,576
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	980	854
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	17,000	1,824
Los Angeles Department of Water and Power System Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,016
Los Angeles Department of Water and Power Water System Series 2017A, Rev., 4.00%, 7/1/2047	500	442
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2055	3,445	3,478
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, 0.00%, 8/1/2043	7,150	6,842
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,523
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,466
Total California		56,535
Colorado — 3.2%
City and County of Denver, Airport System
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	1,500	1,568
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	895
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation, Rev., 5.00%, 9/1/2062	2,000	1,813
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (b)	2,000	2,135
Series 2021A, Rev., 4.00%, 11/15/2050	1,630	1,368
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,224
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2030	1,070	1,144
Series 2025A, Rev., 5.00%, 12/1/2032	1,180	1,276
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,075
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	1,095	947
Colorado Springs School District No. 11 Facilities Corp., COP, 5.00%, 12/15/2043	1,200	1,230
Denver Health and Hospital Authority
Series A, Rev., 5.25%, 12/1/2045	1,000	1,002
Series 2025A, Rev., 6.00%, 12/1/2055	1,500	1,589
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.25%, 12/1/2050	1,000	919
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (d)	2,250	2,369

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (d)	1,000	669
Verve Metropolitan District No. 1, GO, 6.75%, 12/1/2052	1,500	1,506
Total Colorado		23,729
Connecticut — 0.2%
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	156
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2024A-1, Rev., 5.00%, 7/1/2025	1,500	1,502
Total Connecticut		1,658
Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	945
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series A, Rev., 5.00%, 9/1/2046	500	487
Total Delaware		1,432
District of Columbia — 1.6%
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	1,925	1,776
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (d)	1,130	1,068
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2025	875	879
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,034
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,020
Total District of Columbia		11,777
Florida — 3.4%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project
Series 2024A-1, Rev., 5.00%, 6/1/2049 (d)	1,000	955
Series 2024B, Rev., 0.00%, 6/1/2062 (d)	26,250	3,848
City of Miami, Forever Infrastructure Project Series 2024A, Rev., 5.50%, 1/1/2049	1,000	1,055
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,638
City of Tallahassee Utility System Series 2024A, Rev., 5.00%, 10/1/2035	1,000	1,117
County of Hillsborough, Parks and Recreation Program, GO, NATL - RE, 5.25%, 7/1/2025	615	616
County of Miami-Dade, Jackson Health System
Rev., 5.00%, 6/1/2032	2,000	2,204
Rev., 5.50%, 6/1/2055	2,000	2,117
County of Miami-Dade, Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2054	3,000	3,088
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.00%, 7/1/2041	4,000	3,671
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	221
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 1.45%, 6/2/2025 (b)	1,000	1,000
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,041
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2025B, Rev., 5.00%, 11/15/2049	2,000	1,912
Total Florida		25,483
Georgia — 4.7%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (b)	1,000	1,003
Carroll City-County Hospital Authority, Tanner Medical Center Project, Rev., GTD, 4.00%, 7/1/2045	1,250	1,135
College Park Housing Authority, Rev., 3.45%, 4/1/2028 (b)	2,000	2,005

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	1,000	993
Downtown Development Authority of The City of Dalton, Hamilton Health Care System, Rev., NATL - RE, 5.50%, 8/15/2026	750	758
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2044	1,050	1,059
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	6,500	6,506
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	3,000	3,138
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	6,770	7,086
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	3,195	3,328
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	4,801
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 1.45%, 6/2/2025 (b)	3,500	3,500
Total Georgia		35,312
Idaho — 0.7%
Boise State University General Project Series 2023A, Rev., 5.00%, 4/1/2048	1,595	1,620
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2023A, Rev., 5.00%, 8/15/2037	1,650	1,799
Idaho Housing and Finance Association, Transportation Expansion and Congestion, Sales Tax Series 2025A, Rev., 5.00%, 8/15/2045	1,500	1,570
Total Idaho		4,989
Illinois — 4.4%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,751
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,245
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018B, Rev., 5.00%, 1/1/2053	3,000	2,973
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,715	1,822
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	635	642
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (d)	1,000	964
Illinois Finance Authority, Mercy Health System, Rev., 5.00%, 12/1/2046	305	301
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 1.45%, 6/2/2025 (b)	500	500
Series 2017A, Rev., 4.00%, 7/15/2047	1,500	1,298
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	960	1,030
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000	1,114
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2022B, Rev., 5.00%, 12/15/2027	3,345	3,365
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,534
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,524
State of Illinois
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,524
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,423
GO, 4.00%, 6/1/2037	45	42
Series 2023B, GO, 5.50%, 5/1/2047	1,000	1,024
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	1,000	1,034
Total Illinois		33,110

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — 1.9%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	410
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (b) (e)	2,000	1,995
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (b)	3,000	3,152
Indiana Finance Authority, State Revolving Fund Program Series 2025C, Rev., 5.00%, 2/1/2036	1,250	1,406
Indiana Finance Authority, Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	900	858
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 6/2/2025 (b)	3,825	3,825
Indiana Municipal Power Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,350	1,480
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2033	500	552
Series 2025A, Rev., 5.00%, 1/15/2035	550	610
Total Indiana		14,288
Iowa — 0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	12,250	1,802
Kentucky — 0.3%
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2043	1,265	1,307
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	1,000	1,101
Total Kentucky		2,408
Louisiana — 2.8%
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public Private Partnership Project, Rev., AMT, 5.00%, 9/1/2066	3,500	3,306
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (d)	1,140	875
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	578
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,602
Series 2025A, Rev., 5.25%, 5/15/2055	1,500	1,506
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,039
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.45%, 6/2/2025 (b)	10,000	10,000
Series 2025A, Rev., 5.00%, 5/1/2039	2,000	2,154
Total Louisiana		21,060
Maine — 0.5%
Finance Authority of Maine, Casella Waste System, Inc., Project, Rev., AMT, 5.13%, 8/1/2025 (b) (d)	1,000	998
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2031	1,100	1,221
Maine Turnpike Authority, Rev., 5.00%, 7/1/2033	1,175	1,314
Total Maine		3,533
Maryland — 0.5%
County of Howard Series 2025A, GO, 4.00%, 8/15/2042	2,000	1,922
Maryland State Transportation Authority Series 2021A, Rev., 5.00%, 7/1/2046	2,115	2,159
Total Maryland		4,081
Massachusetts — 2.3%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	4,000	4,154
Commonwealth of Massachusetts Transportation Fund Series 2015A, Rev., 5.00%, 6/1/2028	1,010	1,011
Commonwealth of Massachusetts, Consolidated Loan of 2024 Series 2024E, GO, 5.00%, 8/1/2054	2,500	2,542
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	1,000	1,001

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (b)	1,000	1,126
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2025W, Rev., 4.25%, 7/1/2055	2,000	1,781
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,049
Massachusetts Port Authority, Bosfuel Project Series 2019A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,568
Total Massachusetts		17,232
Michigan — 1.3%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	266
Series 2021A, GO, 4.00%, 4/1/2042	350	304
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	411
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,092
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	5,000	4,969
Total Michigan		10,042
Minnesota — 0.2%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000	1,104
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	100	100
Total Minnesota		1,224
Mississippi — 0.3%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2009F, Rev., VRDO, 1.25%, 6/2/2025 (b)	1,050	1,050
Mississippi Development Bank, Special Obligation, Water and Sewer System Project, Rev., A.G., 6.88%, 12/1/2040	1,000	1,016
Total Mississippi		2,066
Missouri — 1.1%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,017
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	991
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.25%, 6/2/2025 (b)	250	250
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (d)	675	603
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	935	1,009
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,250	1,104
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,890	2,894
Total Missouri		7,868
Nebraska — 1.4%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2035	1,500	1,588

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
Series 2017A, Rev., 5.00%, 9/1/2042	750	768
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	7,625	7,864
Total Nebraska		10,220
New Hampshire — 0.7%
New Hampshire Business Finance Authority Series 2025-1, Rev., 4.17%, 1/20/2041	1,748	1,625
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (d)	450	447
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	997
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035 (e)	1,000	1,077
Series 2025A, Rev., 5.50%, 6/1/2050 (e)	1,000	1,031
Total New Hampshire		5,177
New Jersey — 3.9%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project, Rev., GTD, 4.00%, 5/21/2026	2,000	2,019
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	244
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,667
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2039	2,250	2,112
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,719
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2022BB, Rev., 4.00%, 6/15/2038	2,500	2,379
Series 2024CC, Rev., 5.00%, 6/15/2044	2,000	2,033
Series 2024CC, Rev., 4.13%, 6/15/2050	1,000	861
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,326
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	908
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	932
Series 2018A, Rev., 5.00%, 6/1/2046	2,500	2,465
Series 2018B, Rev., 5.00%, 6/1/2046	3,770	3,614
Total New Jersey		29,279
New Mexico — 0.5%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (b)	1,550	1,553
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (b)	2,000	1,995
Total New Mexico		3,548
New York — 10.7%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	322
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	530	456
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2035	1,915	2,143
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2050	1,500	1,561
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	854
Long Island Power Authority, Electric System Series 2024B, Rev., 3.00%, 9/1/2029 (b)	6,000	5,766
Metropolitan Transportation Authority, Climate Bond Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,035
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024 CL F, Class F, Rev., 5.25%, 12/15/2031	1,300	1,321
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,100	2,235

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 1.52%, 6/2/2025 (b)	750	750
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2025 Series 2025E, Rev., 5.50%, 11/1/2049	6,000	6,382
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019A-1, Rev., 5.00%, 8/1/2040	5,000	5,105
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,098
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025D, Rev., 4.25%, 5/1/2054	1,000	900
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Sub H-1, Rev., 5.25%, 11/1/2048	1,500	1,569
Series 2025-J, Subseries J-1, Rev., 5.50%, 5/1/2053	3,500	3,714
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,332
New York Power Authority, Green Transmission Project
Series 2023A, Rev., A.G., 5.13%, 11/15/2058	5,000	5,083
Series 2023A, Rev., A.G., 5.13%, 11/15/2063	4,000	4,052
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,085
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,000	1,019
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.25%, 5/1/2043	475	483
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036 (e)	2,000	2,204
New York State Dormitory Authority, State Sales Tax Series 2018A, Rev., 5.00%, 3/15/2037	40	41
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,167
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,023
Rev., AMT, 5.00%, 1/1/2034	1,125	1,132
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,398
Rev., AMT, 4.38%, 10/1/2045	1,200	1,063
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,800	2,767
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, Rev., AMT, 3.00%, 8/1/2031	1,000	915
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000	935
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,329
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	3,000	3,004
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,070
Series 2023A, Rev., 4.25%, 5/15/2058	1,000	875
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	881
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2025	130	130
Total New York		80,199
North Carolina — 2.5%
County of Cabarrus, Limited Obligation Series 2024B, Rev., 5.00%, 8/1/2042	1,140	1,204
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2033	930	1,032
County of Wake Series 2025A, Rev., 5.00%, 5/1/2040	1,250	1,347
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	999
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,245	1,343
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	2,000	2,221
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056 (e)	1,000	1,124

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	243
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 6/2/2025 (b)	9,000	9,000
Total North Carolina		18,513
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,375	1,416
Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	3,295	3,459
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,965	4,296
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,605	634
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	202
City of Upper Arlington Nontax Series 2023, Rev., 5.25%, 12/1/2053	2,500	2,556
Columbus Regional Airport Authority, John Glenn Columbus International Airport
Series 2025A, Rev., AMT, 5.00%, 1/1/2034	1,620	1,720
Series 2025A, Rev., AMT, 5.00%, 1/1/2036	1,100	1,154
Series 2025B, Rev., 5.25%, 1/1/2050	1,000	1,036
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,834
Dublin City School District, Ohio School Facilities Unlimited Tax Series 2024B, GO, 4.00%, 12/1/2048	250	231
Grandview Heights City School District, GO, 5.00%, 12/1/2045	1,445	1,502
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	2,655	2,657
North Ridgeville City School District Series 2024, GO, 4.50%, 12/1/2061	1,165	1,056
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	192
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 6/2/2025 (b)	500	500
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	873
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,021
Total Ohio		24,923
Oklahoma — 0.4%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	2,000	1,968
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000	1,112
Total Oklahoma		3,080
Oregon — 1.7%
City of Portland Sewer System, Second Lien Series 2023A, Rev., 5.00%, 12/1/2040	6,000	6,393
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,185
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 1.45%, 6/2/2025 (b)	3,250	3,250
State of Oregon, Article XI-F Project Series 2025F, GO, 5.00%, 8/1/2033	1,000	1,133
Total Oregon		12,961
Pennsylvania — 4.1%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,103
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2029	110	115
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2043	5,000	4,732
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	2,500	2,469

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	5,000	5,061
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project, Rev., 5.00%, 12/1/2044	350	337
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project, Rev., 4.00%, 7/1/2048	3,000	2,451
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024B, Rev., GTD, 4.25%, 1/1/2050	1,000	902
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	2,825	2,718
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,750	2,375
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	935	987
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,490	1,604
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,500	1,640
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2051	5,000	4,310
Total Pennsylvania		30,804
Puerto Rico — 1.2%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,053
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	848
Series A-1, Rev., Zero Coupon, 7/1/2051	5,985	1,404
Series A-2, Rev., 4.78%, 7/1/2058	2,750	2,461
Series A-1, Rev., 5.00%, 7/1/2058	2,000	1,876
Total Puerto Rico		8,642
Rhode Island — 0.1%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	991
South Carolina — 0.7%
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	2,085	2,086
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	2,665	2,822
Total South Carolina		4,908
Tennessee — 3.6%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	750	768
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Burning Tree Apartments Project, Rev., FHA, 5.00%, 10/1/2027 (b)	3,000	3,102
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,150
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,340	1,441
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	1,966
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,507
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	1,335	1,391
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	2,500	1,654
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (b)	10,110	10,095
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	1,000	1,089
Total Tennessee		27,163

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — 8.3%
Birdville Independent School District, Unlimited Tax Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2045	2,545	2,642
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (b)	1,000	1,052
Central Texas Turnpike System, Second Tier Series 2024C, Rev., 5.00%, 8/15/2040	1,500	1,573
City of Garland Electric Utility System, Rev., 5.00%, 11/15/2035	1,150	1,275
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,850	1,894
City of Houston, Airport System, United Airlines, Inc., Terminal E Project, Rev., AMT, 5.00%, 7/1/2029	2,500	2,500
City of Houston, Combined Utility System, First Lien Series 2024A, Rev., 5.00%, 11/15/2025	2,500	2,523
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (c)	2,500	2,933
City of San Antonio Electric and Gas Systems Series 2024B, Rev., 5.25%, 2/1/2049	1,000	1,041
Collin County Community College District, Rev., 4.00%, 8/15/2042	2,000	1,850
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.25%, 3/1/2050 (e)	1,250	1,289
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,832
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	375	340
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier Series 2018A, Rev., 5.00%, 10/1/2043	1,500	1,516
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024C, Rev., 5.00%, 7/1/2029 (b)	3,830	4,061
Johnson City Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2047	1,915	1,975
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,044
Leander Independent School District, Unlimited Tax Series A, GO, PSF-GTD, Zero Coupon, 8/15/2025	3,020	1,939
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2033	1,610	1,781
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,332
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,017
Midland Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2040	3,360	3,243
Mission Economic Development Corp., Waste Management, Inc. Project Series 2020B, Rev., AMT, 3.95%, 9/1/2025 (b)	1,500	1,500
Montgomery Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2031	1,040	1,145
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,616
Permanent University Fund - Texas A&M University System Series 2015A, Rev., 5.50%, 7/1/2025	1,010	1,012
Permanent University Fund - University of Texas System Series 2025A, Rev., 5.00%, 7/1/2036	1,500	1,692
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	2,250	2,097
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,083
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Rev., 4.13%, 12/1/2054	2,000	1,682
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	3,000	3,158
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project, Rev., AMT, 5.00%, 6/30/2058	1,000	951
Total Texas		62,588
Utah — 0.7%
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2035	1,130	1,206
Series 2023A, Rev., 5.00%, 7/1/2036	1,000	1,059
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (d)	2,000	2,008
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	1,000	1,107
Total Utah		5,380
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan Series 2018A, Rev., AMT, 3.75%, 6/15/2030	360	357

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 1.0%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	1,435	1,448
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,004
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000	923
Total Virginia		7,375
Washington — 2.2%
Central Puget Sound Regional Transit Authority Series 2021S 1, Rev., 4.00%, 11/1/2046	2,005	1,800
Energy Northwest, Project 1 Series 2025A, Rev., 5.00%, 7/1/2035	1,000	1,131
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	1,000	1,054
State of Washington Motor Vehicle Fuel Tax Series 2025C, GO, 5.00%, 7/1/2030	2,000	2,196
State of Washington, Various Purpose
Series 2024A, GO, 5.00%, 8/1/2044	2,240	2,323
Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,581
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000	1,906
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (d)	860	800
Rev., 4.00%, 12/1/2048 (d)	1,190	1,008
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,884
Total Washington		16,683
West Virginia — 0.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (b)	1,000	994
Wisconsin — 4.7%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,403
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (d)	1,999	1,958
Public Finance Authority, Kahala Nui Project, Rev., 5.25%, 11/15/2061	1,000	996
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project Series 2025B, Rev., 5.50%, 6/15/2055	750	748
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (d)	2,740	1,872
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,024
Rev., AMT, 5.75%, 7/1/2049	2,000	2,054
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.25%, 6/15/2052	1,610	1,531
Rev., 5.38%, 6/15/2057	775	745
University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ : BMO Harris Bank NA, 1.40%, 6/2/2025 (b)	13,600	13,600
Wisconsin Department of Transportation
Series 2025 1, Rev., 5.00%, 7/1/2034	1,665	1,892
Series 2025 1, Rev., 5.00%, 7/1/2036	1,000	1,131
Series 2025 1, Rev., 5.00%, 7/1/2037	1,500	1,683
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.25%, 8/15/2050	1,000	1,018
Rev., 4.38%, 8/15/2055	1,000	861
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (d)	1,500	1,521

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	200	200
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965	1,036
Total Wisconsin		35,273
Wyoming — 0.2%
University of Wyoming Series 2021C, Rev., A.G., 4.00%, 6/1/2041	600	563
Wyoming Community Development Authority Series 2024-1, Rev., 6.00%, 12/1/2054	985	1,061
Total Wyoming		1,624
Total Municipal Bonds (Cost $721,277)		715,611
	SHARES (000)
Short-Term Investments — 4.3%
Investment Companies — 4.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (f) (g) (Cost $32,236)	32,235	32,239
Total Investments — 99.7% (Cost $753,513)		747,850
Other Assets in Excess of Liabilities — 0.3%		2,540
NET ASSETS — 100.0%		750,390

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(c)	Security is prerefunded or escrowed to maturity.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	215	09/19/2025	USD	23,845	296
U.S. Treasury Long Bond	71	09/19/2025	USD	8,032	166
					462
Short Contracts
U.S. Treasury 10 Year Ultra Note	(51)	09/19/2025	USD	(5,753)	(71)
U.S. Treasury Ultra Bond	(24)	09/19/2025	USD	(2,792)	(64)
					(135)
					327

Abbreviations
USD	United States Dollar

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$715,611	$—	$715,611
Short-Term Investments
Investment Companies	32,239	—	—	32,239
Total Investments in Securities	$32,239	$715,611	$—	$747,850

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$462	$—	$—	$462
Depreciation in Other Financial Instruments
Futures Contracts	$(135)	$—	$—	$(135)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$327	$—	$—	$327
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (a) (b)	$57,116	$146,378	$171,255	$— (c)	$— (c)	$32,239	32,235	$444	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
(c)	Amount rounds to less than one thousand.